22. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
	December 31,
	2016	2015
Assets
Cash and cash equivalents	$671	$135
Prepaid expenses and other current assets	23	16
Investment in subsidiaries, continued operations	46,787	115,752
Investment in subsidiaries, discontinued operations	17,362	66,813
Due from subsidiaries	25,290	71,276
Total assets	$90,133	$253,992

Liabilities
Other payables and accrued liabilities	583	619
Due to Smart Success	66,910	—
Total liabilities	$67,493	$619

Stockholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,561,949 shares at December 31, 2016, respectively; and $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,550,993 shares at December 31, 2015, respectively	24	24
Additional paid-in capital	136,802	359,960
Accumulated losses	(121,099)	(123,268)
Accumulated other comprehensive income	6,913	16,657
Total stockholders’ equity	22,640	253,373

Total liabilities and stockholders’ equity	$90,133	$253,992

Condensed Statement of Income
	Years ended December 31,
	2016	2015	2014
Equity in profit (loss) of subsidiaries and VIEs, continued	$4,074	$(8,582)	$(23,176)
Equity in profit of subsidiaries and VIEs, discontinued	165	8,205	26,488
Total equity in profit of subsidiaries	4,239	(377)	3,312

General and administrative expenses	2,070	850	1,814
Litigation expense	—	—	4,350
Total operating expenses	2,070	850	6,164

Income from operations	2,169	(1,227)	(2,852)
Net income (loss)	$2,169	$(1,227)	$(2,852)

Condensed Statement of Cash flows
	Years ended December 31,
	2016	2015	2014
Net cash and cash equivalents (used in) operating activities	$(839)	$(481)	$(4,811)
Net cash and cash equivalents provided by investing activities	1,375	498	4,833
Net cash and cash equivalents used in financing activities	—	—	—
Cash and cash equivalents, beginning of the year	135	118	96
Cash and cash equivalents, end of the year	$671	$135	$118